Summary of Significant Accounting Policies: Principals of Consolidation (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Principals of Consolidation

(b) Principals of Consolidation

The consolidated financial statements include the accounts of the Company’s wholly owned Canadian subsidiary Futura Kbridge SPA Inc. On consolidation, all intercompany balances and transactions are eliminated.